Segment Information - Schedule of Single Operating Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Single Operating Segment [Abstract]
Revenue	$ 33,040,012	$ 25,571,810	$ 26,664,602
Cost of revenue	(24,744,905)	(19,086,439)	(19,805,055)
Selling and marketing expenses	(52,794)	(78,722)	(92,890)
General and administrative expenses	(452,501)	(866,333)	(758,620)
Interest expenses	(269,942)	(188,897)	(154,047)
Other expenses	(1,090,116)	(861,587)	(538,006)
Other income	111,587	104,012	188,305
Loss on disposal of subsidiaries	(852,040)
Provision for income taxes	(1,721,419)	(1,420,141)	(1,534,791)
Net income of single operating segment	$ 3,967,882	$ 3,173,703	$ 3,969,498